Lee W. Cassidy
                  Attorney at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  lwcassidy@aol.com



Telephone: 949/673-4510              Fax:  949/673-4525

                  July 6, 2017


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re: Shamrock Grove Acquisition Corporation

Greetings:

     I attach for filing the Shamrock Grove Acquisition Corporation registration statement on Form 10-12g. We are simultaneously filing additional identical registration statements on Forms 10-12g namely:

	Calla Grove Acquisition Corporation
	Iris Grove Acquisition Corporation
	Lily Grove Acquisition Corporation
	Orchard Grove Acquisition Corporation
	Peony Grove Acquisition Corporation
	Rose Grove Acquisition Corporation
	Tulip Grove Acquisition Corporation



	                         Sincerely,



	                         /s/ Lee Cassidy
				  Cell phone:  202-415-3563